Other gains and losses - Summary of Other gains and losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Other gains and losses [Abstract]
Foreign exchange gains, net	$ 242,588		$ 78,170	$ 448,097
Gain on disposal of non-current assets held for sale	72,261
(Loss) gain on valuation of financial assets at fair value through profit or loss	48,101	$ 1,467	39,254	(69,404)
Reimbursement of ADSs service charge	2,611		2,121	2,412
Others	28,004		15,956	5,462
Total	$ 393,565	$ 12,003	$ 135,501	$ 386,567